Commitment and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitment and contingencies

Note 11 - Commitment and contingencies

On August 5, 2022, RLSP signed a Construction Engineering Contract (the “Project”) with Zhejiang Fengrong Construction Co., Ltd (a.k.a “Ningbo Rongsen”) to construct a factory and a new production line with an annual production capacity of up to four million sets of automotive seals. The budget of the Project is around $4,931,105 (RMB 35 million), and the Project was completed on October 25, 2023. As of December 31, 2023, RLSP has paid Ningbo Rongsen a total of $2,395,142 (RMB 17 million) for the Project. The Project was subsequently audited by Ningbo Zhongxin Engineering Management Co., Ltd., which initially appraised the Project at US $6,519,991 (RMB 46,277,593). Based on this appraisal, RLSP signed a Settlement Payment Agreement with Ningbo Rongsen on January 7, 2024, setting the final settlement price at US $7,171,990 (RMB 50,905,352).

However, a significant discrepancy emerged following a second evaluation by Kexin United Engineering Consulting Co., Ltd., which determined the Project cost to be US $5,221,922 (RMB 37,064,159), indicating a discrepancy of 26.32% compared to the price in the Settlement Payment Agreement. Citing a major misunderstanding influenced by the initial overvaluation, RLSP seeks legal action to revoke the Settlement Payment Agreement, in accordance with Article 147 of the Civil Code of the People’s Republic of China, which allows for the revocation under significant misunderstanding.

In March, 2024, RLSP filed a complaint against Ningbo Rongsen Construction Co., Ltd (“Ningbo Rongsen”) with the Ningbo Fenghua District People’s Court of China, challenging the overvalued construction costs of our newly constructed factory. The case has been filed with the case number being (2024) Zhejiang 0213 Minchu No. 2289.

Concurrently with the RLSP filing mentioned above, Zhejiang Fengrong Construction Co., Ltd. (a.k.a Ningbo Rongsen) also filed a complaint against RLSP with the Ningbo Fenghua District People’s Court demanding RLSP to pay full construction costs, overdue penalty, attorney fees and other costs totaling US$7,163,361 (RMB50,844,103.89). The Ningbo Fenghua District People’s Court accepted the case filing. Ningbo Rongsen claimed that RLSP shall pay in accordance with the Settlement Payment Agreement and RLSP shall be responsible for the late payment.

On December 30, 2024, Ningbo Intermediate People’s Court made a final ruling concerning the above dispute, ordering RLSP to pay 1) US$6,956,830.46 (RMB49,378,191.44); and 2) late payment interests incurring from March 1, 2024 to the date of full payment at an interest rate of 1% per month; and 3) other expenses of US$4,226 (RMB30,000). RLSP has decided to initiate the re-trial proceeding and will file the application with Zhejiang High People’s Court of China within the statutory 6-month period upon the final ruling.

In May 2024, RLSP received a Notice of Legal Action from Taicang People’s Court of China, with RLSP being the co-defendants under a goods purchase contract dispute with case number (2024)SU0585 Minchu No. 3400. This lawsuit was initiated by Hecheng Special Rubber (Taicang) Co., Ltd. (“Taicang Hecheng”), claiming that RSLP and Yongliansen, acting as co-buyers, have purchased EPDM rubber from Taicang Hecheng since April 2023 but failed to pay purchase price for an aggregate amount of US$132,836.92 (RMB942,849.86). Taicang Hecheng therefore filed a complaint against RSLP and Yongliansen for the outstanding purchase price and the late payment fee.

In August 2024, Wuhan Economic and Technological Development Zone People’s Court accepted a case initiated by eGT against RLSP for refunding of part of the prepayment at US$1,063,316 (RMB7,547,203.80). RLSP argued eGT and RLSP started a business collaboration from September 2019 and signed around 29 advance payment agreements. The contract payment model was changed to a post-payment structure in June 2022. Since then, RLSP has continued to supply goods, which have not been fully settled. RLSP seeks full settlement of all outstanding amount receivable, including such outstanding amount for the transactions after June 2022, while eGT insisted that the prepayment shall not cover such purchases after June 2022. On November 4, 2024, Wuhan Economic and Technological Development Zone People’s Court ruled that RLSP shall refund eGT US$1,045,196 (RMB7,418,594.09) plus late payment interest incurring from August 2, 2024 at the rate of 3.35% per annum and RLSP shall claim any outstanding amount receivable through a separate lawsuit. An appeal has been filed by RLSP and the case is currently under review by Wuhan Intermediate People’s Court of China.

After the disposition of RLSP, and in accordance with the Share Purchase Agreement with Shanghai Yongliansen, from and after the Closing, the following matters relating to the RLSP shall be solely borne by the Yongliansen and RLSP and shall have no recourse against the Company: (i) all existing debts and obligations of the RLSP; (ii) all future debts, losses and obligations (including contingent matters); (iii) all ongoing, pending and potential future litigation, arbitration, administrative penalties or other disputes relating to RLSP.